UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2008

1.799881.104

SI-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.9%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 450	$ 407
Spansion, Inc. 2.25% 6/15/16 (g)		4,115	1,884
			2,291
Nonconvertible Bonds - 29.9%
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,611
Visteon Corp. 7% 3/10/14		4,185	2,616
			5,227
Automobiles - 0.2%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,350	2,105
General Motors Corp.:
7.125% 7/15/13		5,440	4,189
7.2% 1/15/11		5,440	4,542
General Motors Nova Scotia Finance Co. 8.875% 7/10/23	GBP	795	1,058
			11,894
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	2,885
Hotels, Restaurants & Leisure - 1.3%
Cap Cana SA 9.625% 11/3/13 (g)		2,175	2,001
Carrols Corp. 9% 1/15/13		4,095	3,686
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,247
8% 11/15/13		920	856
Mandalay Resort Group:
6.375% 12/15/11		4,220	4,009
6.5% 7/31/09		1,995	1,988
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,042
6.625% 7/15/15		1,595	1,376
6.75% 9/1/12		6,020	5,561
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MGM Mirage, Inc.: - continued
6.75% 4/1/13		$ 1,020	$ 928
6.875% 4/1/16		1,935	1,679
7.5% 6/1/16		1,965	1,778
8.5% 9/15/10		435	448
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	1,723
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		9,840	6,150
Scientific Games Corp. 6.25% 12/15/12		660	611
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,324
Six Flags, Inc.:
8.875% 2/1/10		8,225	5,593
9.625% 6/1/14		1,095	613
9.75% 4/15/13		7,360	4,195
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,408
Station Casinos, Inc.:
6.5% 2/1/14		9,413	5,648
6.625% 3/15/18		10,935	6,288
6.875% 3/1/16		9,798	5,781
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	3,012
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,632
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,952
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	589
9% 1/15/12		575	426
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		1,337	1,203
			82,747
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		2,785	2,813
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	581
Media - 2.8%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,401
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		7,705	8,418
CanWest Media, Inc. 8% 9/15/12		860	826
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		$ 15,983	$ 11,188
11% 10/1/15		1,290	897
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,850	3,523
10.25% 9/15/10		2,720	2,502
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 10.875% 9/15/14 (g)		4,115	4,064
CSC Holdings, Inc.:
6.75% 4/15/12		3,075	2,967
7.625% 7/15/18		4,590	4,188
7.875% 2/15/18		5,714	5,257
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,557
6.625% 10/1/14		9,095	8,322
7% 10/1/13		3,800	3,605
7.125% 2/1/16		32,555	30,276
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,225
iesy Repository GmbH 10.375% 2/15/15 (g)		1,205	1,091
Lamar Media Corp. 6.625% 8/15/15		13,230	11,642
Liberty Media Corp.:
8.25% 2/1/30		13,710	11,506
8.5% 7/15/29		14,380	12,287
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	867
PanAmSat Corp.:
9% 8/15/14		6,670	6,737
9% 6/15/16		3,295	3,328
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,346
10.375% 9/1/14 (g)		9,610	10,307
Sun Media Corp. Canada 7.625% 2/15/13		635	595
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		3,000	2,130
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		21,420	18,528
Videotron Ltee 6.875% 1/15/14		550	506
			176,089
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.5%
AutoNation, Inc. 6.2575% 4/15/13 (j)		$ 1,000	$ 810
Burlington Coat Factory Warehouse Corp. 11.125% 4/15/14		7,565	5,901
Claire's Stores, Inc.:
9.25% 6/1/15		5,920	3,715
9.625% 6/1/15 pay-in-kind		8,585	4,743
Michaels Stores, Inc.:
0% 11/1/16 (e)		445	202
10% 11/1/14		9,690	8,455
11.375% 11/1/16		8,250	6,456
Toys 'R' US, Inc. 7.875% 4/15/13		2,720	2,054
			32,336
Textiles, Apparel & Luxury Goods - 0.3%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,177
9.75% 1/15/15		8,595	8,509
			15,686
TOTAL CONSUMER DISCRETIONARY			330,258
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A:
16% 3/27/12		150	142
16% 3/27/12 (g)		1,527	1,443
			1,585
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15		3,440	2,666
9.5% 6/15/17		5,710	4,425
			7,091
Food Products - 0.3%
Bertin Ltda. 10.25% 10/5/16 (g)		1,935	1,959
Gruma SA de CV 7.75%		6,460	6,379
Hines Nurseries, Inc. 10.25% 10/1/11		370	233
Michael Foods, Inc. 8% 11/15/13		420	411
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		$ 900	$ 853
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25% 4/1/15		410	363
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	2,698
Smithfield Foods, Inc. 7.75% 7/1/17		2,810	2,726
			15,622
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		260	209
Procter & Gamble Co. 4.875% 10/24/11	EUR	1,350	2,159
			2,368
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	452
Tobacco - 0.0%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	2,156
TOTAL CONSUMER STAPLES			29,274
ENERGY - 3.9%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,185
Complete Production Services, Inc. 8% 12/15/16		2,530	2,441
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (g)		3,970	3,960
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,137
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,467
			14,190
Oil, Gas & Consumable Fuels - 3.7%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,403
Atlas Energy Operating Co. LLC/Financing Corp. 10.75% 2/1/18 (g)		4,090	4,151
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,509
Berry Petroleum Co. 8.25% 11/1/16		2,930	3,003
Chaparral Energy, Inc.:
8.5% 12/1/15		4,948	4,305
8.875% 2/1/17		3,780	3,279
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,523
6.875% 11/15/20		7,280	7,062
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7% 8/15/14		$ 865	$ 869
7.5% 6/15/14		850	871
7.625% 7/15/13		17,730	18,173
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,552
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (g)		4,560	4,594
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,640
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,380
ENI SpA 4.75% 11/14/17	EUR	5,700	8,984
EXCO Resources, Inc. 7.25% 1/15/11		570	554
Forest Oil Corp. 8% 12/15/11		480	502
Gaz Capital SA (Luxembourg):
6.58% 10/31/13	GBP	900	1,656
6.605% 2/13/18	EUR	1,200	1,699
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,085
InterNorth, Inc. 9.625% 3/16/06 (c)		935	159
Mariner Energy, Inc. 8% 5/15/17		1,420	1,370
Massey Energy Co. 6.875% 12/15/13		11,040	10,626
OPTI Canada, Inc. 7.875% 12/15/14		5,250	5,132
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,809
7.875% 11/1/26		5,640	5,584
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	1,048
5.75% 3/1/18 (g)		1,835	1,872
6.625% 6/15/35		2,870	2,949
6.625% 6/15/35 (g)		1,320	1,363
Petrohawk Energy Corp. 9.125% 7/15/13		10,710	10,978
Petroleos de Venezuela SA:
5.25% 4/12/17		18,315	11,951
5.375% 4/12/27		19,785	11,376
Petroleum Development Corp. 12% 2/15/18 (g)		4,390	4,544
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		4,619	4,607
8.22% 4/1/17 (g)		8,018	8,159
Range Resources Corp. 7.375% 7/15/13		2,190	2,223
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,120
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,498
Southwestern Energy Co. 7.5% 2/1/18 (g)		2,460	2,546
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13		$ 1,220	$ 1,119
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	548
7.5% 4/1/17		7,600	8,203
7.625% 4/1/37		1,035	1,084
8.375% 6/15/32		1,155	1,316
TNK-BP Finance SA:
6.125% 3/20/12		4,550	4,323
6.875% 7/18/11 (g)		5,125	5,042
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		330	348
8.875% 7/15/12		1,455	1,648
Venoco, Inc. 8.75% 12/15/11		3,260	2,967
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	5,035
YPF SA 10% 11/2/28		5,635	5,945
			230,286
TOTAL ENERGY			244,476
FINANCIALS - 5.3%
Capital Markets - 0.1%
Lehman Brothers Holdings, Inc. 5.375% 10/17/12	EUR	1,800	2,507
Macquarie Bank Ltd. 5.404% 6/20/13 (j)	EUR	1,070	1,688
Mizuho Capital Investment Europe 1 Ltd. 5.02% (j)	EUR	800	1,109
Nuveen Investments, Inc. 10.5% 11/15/15 (g)		2,215	1,872
			7,176
Commercial Banks - 1.7%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	1,250	2,366
Allied Irish Banks PLC 5.158% 6/12/13 (j)	EUR	2,600	4,058
Banca Popolare di Bergamo 8.364% (j)	EUR	1,000	1,630
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	1,300	1,799
Bancaja Emisiones SA 4.625% (j)	EUR	1,725	1,840
Banco de Credito Del Peru 7.17% 10/15/22 (g)(j)	PEN	9,318	3,358
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (j)	EUR	1,150	1,686
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (j)	EUR	1,300	1,735
Caja Madrid SA 4.811% 10/17/16 (j)	EUR	1,500	2,231
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		$ 1,915	$ 1,925
Credit Agricole SA 4.748% 9/30/08 (j)	EUR	1,000	1,577
Development Bank of Philippines 8.375% (j)		5,155	5,348
DnB NOR Bank ASA 4.1529% 8/11/09 (j)	CAD	1,500	1,465
Eksportfinans AS 4.375% 9/20/10	EUR	3,900	6,208
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		8,310	8,331
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		2,185	2,218
Export-Import Bank of India 1.4769% 6/7/12 (j)	JPY	320,000	3,197
HBOS Treasury Services PLC 4.2671% 1/19/10 (j)	CAD	1,500	1,464
Intesa Sanpaolo SpA 6.375% 11/12/17 (j)	GBP	1,500	2,961
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	5,823
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		9,210	9,256
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,090	7,427
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		300	314
Natixis SA 4.552% 1/26/17 (j)	EUR	1,100	1,606
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		900	869
Rabobank Nederland 4.125% 4/4/12	EUR	10,000	15,615
Russian Standard Finance SA 6.825% 9/16/09	EUR	1,250	1,845
Santander Issuances SA Unipersonal 5.75% 1/31/18 (j)	GBP	800	1,512
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	554
5.018% 3/28/18 (j)	EUR	1,250	1,728
Sumitomo Mitsui Banking Corp. 1.85% (j)	JPY	100,000	1,006
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,795	1,865
Vimpel Communications 8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		2,231	2,290
			107,107
Consumer Finance - 0.4%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,349
Ford Credit Europe PLC 7.875% 2/15/11	GBP	1,150	1,911
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC:
7% 10/1/13		$ 2,915	$ 2,274
7.875% 6/15/10		2,770	2,415
9.875% 8/10/11		7,610	6,786
GE Capital European Funding 4.75% 9/28/12	EUR	2,050	3,198
General Motors Acceptance Corp.:
6.875% 9/15/11		3,070	2,356
6.875% 8/28/12		3,380	2,569
SLM Corp.:
4.756% 6/15/09 (j)	EUR	550	765
4.806% 12/15/10 (j)	EUR	1,100	1,392
			25,015
Diversified Financial Services - 1.9%
AB Svensk Exportkredit 4.5% 6/7/10	EUR	3,750	5,960
BA Covered Bond 4.125% 4/5/12	EUR	5,650	8,741
Banca Italease SpA 4.574% 2/2/10 (j)	EUR	3,000	4,004
Broadgate PLC 6.6263% 10/5/25 (j)	GBP	865	1,581
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	16,562
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		5,610	4,811
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	1,690
Dexia Municipal Agency 4.5% 11/13/17	EUR	11,150	17,681
GE Capital UK Funding 5.875% 11/1/12	GBP	8,500	17,260
Getin Finance PLC 6.359% 5/13/09 (j)	EUR	650	994
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,010
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	2,032
KAR Holdings, Inc.:
8.75% 5/1/14		1,990	1,771
10% 5/1/15		2,100	1,848
NCO Group, Inc. 11.875% 11/15/14		2,930	2,285
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		15,800	16,135
Pakistan International Sukuk Co. Ltd. 5.35% 1/27/10 (j)		4,110	3,987
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	1,083
Sedna Finance Corp. 5.356% 3/15/16 (j)	EUR	1,150	490
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
TransCapitalInvest Ltd. 5.381% 6/27/12 (Reg. S)	EUR	1,400	$ 2,124
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,900	5,871
			118,920
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (j)	GBP	1,000	1,693
Eureko BV 5.125% (j)	EUR	1,500	2,001
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (j)	EUR	1,200	1,658
Groupama SA 6.298% (j)	EUR	850	1,122
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	1,800	2,440
Novae Group plc 8.375% 4/27/17 (j)	GBP	450	846
Old Mutual plc 4.5% 1/18/17 (j)	EUR	1,000	1,400
Wuerttembergische Lebens AG 5.375% 6/1/26 (j)	EUR	800	1,190
			12,350
Real Estate Investment Trusts - 0.2%
BF Saul REIT 7.5% 3/1/14		3,400	3,128
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	5,777
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,242
			15,147
Real Estate Management & Development - 0.6%
American Real Estate Partners/American Real Estate Finance Corp. 7.125% 2/15/13		2,095	1,901
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		5,830	4,737
Realogy Corp.:
10.5% 4/15/14		27,765	18,533
11% 4/15/14 pay-in-kind		17,145	9,773
12.375% 4/15/15		2,075	903
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,733
			37,580
Thrifts & Mortgage Finance - 0.2%
Compagnie de Financement Foncier 4.625% 9/23/17	EUR	5,900	9,471
Residential Capital Corp.:
6% 2/22/11		690	338
6.5975% 4/17/09 (j)		275	157
7.625% 11/21/08		550	380
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Residential Capital LLC:
6.1925% 5/22/09 (j)		$ 1,650	$ 941
8% 6/1/12 (j)		2,065	1,012
			12,299
TOTAL FINANCIALS			335,594
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (g)		6,840	6,926
Invacare Corp. 9.75% 2/15/15		1,530	1,534
			8,460
Health Care Providers & Services - 1.5%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		11,685	9,582
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,786
DaVita, Inc. 6.625% 3/15/13		5,230	5,099
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,038
HCA, Inc.:
9.125% 11/15/14		12,275	12,582
9.25% 11/15/16		11,640	12,018
9.625% 11/15/16 pay-in-kind		6,335	6,541
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,179
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,835
Sun Healthcare Group, Inc. 9.125% 4/15/15		310	303
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	2,858
Tenet Healthcare Corp.:
9.25% 2/1/15		8,822	8,249
9.875% 7/1/14		19,880	19,135
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,287
Vanguard Health Holding Co. I, LLC 0% 10/1/15 (e)		585	445
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,675	7,368
			93,305
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,797
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,482
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Leiner Health Products, Inc. 11% 6/1/12 (c)		$ 1,885	$ 19
Schering-Plough Corp. 5.375% 10/1/14	EUR	1,940	2,913
			4,414
TOTAL HEALTH CARE			107,976
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.1%
Alion Science & Technology Corp. 10.25% 2/1/15		800	456
Hexcel Corp. 6.75% 2/1/15		2,350	2,280
Orbimage Holdings, Inc. 14.2175% 7/1/12 (j)		1,720	1,806
			4,542
Airlines - 0.3%
Continental Airlines, Inc. 6.903% 4/19/22		820	664
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	656
10% 8/15/08 (a)		1,255	50
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22 (g)		9,908	9,873
8.021% 8/10/22 (g)		4,736	4,404
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	38
Northwest Airlines, Inc.:
7.875% 3/15/49 (a)		1,365	41
8.875% 6/1/06 (a)		1,355	27
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,295	2,186
8.028% 11/1/17		1,080	972
			18,911
Building Products - 0.1%
Compagnie de St. Gobain 4.847% 4/11/12 (j)	EUR	1,250	1,856
NTK Holdings, Inc. 0% 3/1/14 (e)		6,210	3,043
			4,899
Commercial Services & Supplies - 0.4%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	145
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	1,939
Allied Waste North America, Inc.:
6.5% 11/15/10		830	834
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.125% 5/15/16		$ 5,645	$ 5,617
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,777
9.25% 5/1/21		680	682
FTI Consulting, Inc.:
7.625% 6/15/13		720	742
7.75% 10/1/16		1,390	1,439
Mac-Gray Corp. 7.625% 8/15/15		680	646
Rental Service Corp. 9.5% 12/1/14		3,940	3,310
West Corp. 9.5% 10/15/14		8,620	7,715
			25,846
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,228
Obrascon Huarte Lain SA 5% 5/18/12	EUR	1,250	1,868
			3,096
Electrical Equipment - 0.0%
Coleman Cable, Inc. 9.875% 10/1/12		1,040	874
General Cable Corp. 7.125% 4/1/17		680	653
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	855
			2,382
Industrial Conglomerates - 0.1%
Hutchison Whampoa Finance 06 Ltd. 4.625% 9/21/16	EUR	2,500	3,423
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	1,075	1,933
			5,356
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,137
Cummins, Inc. 7.125% 3/1/28		2,250	2,154
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		1,341	1,193
9.5% 8/1/14		11,735	10,914
11.75% 8/1/16		5,160	4,592
			19,990
Marine - 0.2%
CMA CGM SA 5.5% 5/16/12 (Reg. S)	EUR	1,075	1,445
Navios Maritime Holdings, Inc. 9.5% 12/15/14		4,460	4,371
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Marine - continued
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		$ 1,795	$ 1,616
US Shipping Partners LP 13% 8/15/14		3,185	2,898
			10,330
Road & Rail - 0.2%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		1,670	1,541
7.625% 12/1/13		1,700	1,598
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,197
9.5% 10/1/08		1,350	1,384
TFM SA de CV 9.375% 5/1/12		6,450	6,708
			14,428
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	800	1,215
6.5% 2/27/19	GBP	600	1,028
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,212
VWR Funding, Inc. 10.25% 7/15/15		7,550	7,022
			10,477
TOTAL INDUSTRIALS			120,257
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.5%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		6,290	6,259
Lucent Technologies, Inc.:
6.45% 3/15/29		17,840	12,711
6.5% 1/15/28		6,535	4,656
Nortel Networks Corp.:
8.5075% 7/15/11 (j)		3,760	3,234
10.125% 7/15/13		3,730	3,422
10.75% 7/15/16		3,760	3,440
			33,722
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.4%
NXP BV 9.5% 10/15/15		$ 16,610	$ 13,703
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (g)		9,085	9,062
			22,765
IT Services - 0.6%
Ceridian Corp.:
11.25% 11/15/15 (g)		3,710	3,191
12.25% 11/15/15 pay-in-kind (g)		3,375	2,801
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,435
7.75% 1/15/15		4,830	4,854
8.25% 7/1/11		535	533
8.625% 4/1/13		2,900	2,929
8.75% 7/15/18		5,160	5,354
SunGard Data Systems, Inc. 9.125% 8/15/13		5,280	5,359
Unisys Corp.:
8% 10/15/12		875	753
12.5% 1/15/16		3,030	2,985
			39,194
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		4,585	4,516
Xerox Corp.:
6.4% 3/15/16		8,000	8,222
7.625% 6/15/13		12,010	12,370
			25,108
Semiconductors & Semiconductor Equipment - 1.2%
Amkor Technology, Inc. 9.25% 6/1/16		10,440	10,049
ASML Holding NV 5.75% 6/13/17	EUR	2,900	3,837
Avago Technologies Finance Ltd.:
8.5756% 6/1/13 (j)		902	900
11.875% 12/1/15		8,455	8,962
Freescale Semiconductor, Inc.:
8.875% 12/15/14		24,835	19,433
9.125% 12/15/14 pay-in-kind		30,310	22,090
10.125% 12/15/16		6,030	4,070
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 6.05% 12/15/11 (j)		735	522
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
New ASAT Finance Ltd. 9.25% 2/1/11		$ 2,100	$ 1,575
Viasystems, Inc. 10.5% 1/15/11		4,065	3,902
			75,340
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	687
TOTAL INFORMATION TECHNOLOGY			196,816
MATERIALS - 2.7%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,039
Bayer AG 4.698% 4/10/10 (j)	EUR	1,250	1,948
Georgia Gulf Corp. 9.5% 10/15/14		1,380	1,070
Huntsman LLC 11.625% 10/15/10		466	493
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	5,836
MacDermid, Inc. 9.5% 4/15/17 (g)		500	455
Momentive Performance Materials, Inc.:
9.75% 12/1/14		8,435	7,570
10.125% 12/1/14 pay-in-kind		9,200	7,958
11.5% 12/1/16		5,920	4,529
SABIC Europe BV 4.5% 11/28/13	EUR	1,250	1,788
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,600
			37,286
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	582
Berry Plastics Holding Corp.:
8.875% 9/15/14		5,340	4,646
10.25% 3/1/16		4,055	3,122
BWAY Corp. 10% 10/15/10		1,175	1,113
Constar International, Inc. 11% 12/1/12		2,530	1,518
Crown Cork & Seal, Inc.:
7.375% 12/15/26		355	323
7.5% 12/15/96		3,685	2,828
8% 4/15/23		2,980	2,764
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	897
8.25% 5/15/13		3,390	3,526
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,014
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Vitro SAB de CV:
8.625% 2/1/12		$ 10,395	$ 9,511
9.125% 2/1/17		2,210	1,823
			33,667
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		2,790	2,037
CAP SA 7.375% 9/15/36 (g)		1,730	1,657
Compass Minerals International, Inc. 0% 6/1/13 (e)		2,260	2,328
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		1,190	1,186
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,661
CSN Islands X Corp. (Reg. S) 9.5%		1,140	1,194
Evraz Group SA 8.25% 11/10/15 (Reg. S)		4,100	4,018
FMG Finance Property Ltd.:
10% 9/1/13 (g)		3,805	4,033
10.625% 9/1/16 (g)		8,945	9,951
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		8,780	9,241
8.375% 4/1/17		11,870	12,582
8.3944% 4/1/15 (j)		8,435	8,308
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,402
Gerdau SA 8.875% (g)		2,590	2,739
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,787
Ispat Inland ULC 9.75% 4/1/14		932	1,002
PNA Intermediate Holding Corp. 10.065% 2/15/13 pay-in-kind (j)		1,680	1,344
RathGibson, Inc. 11.25% 2/15/14		5,905	5,757
			90,522
Paper & Forest Products - 0.1%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (g)		4,605	4,651
Glatfelter 7.125% 5/1/16		550	536
NewPage Corp. 9.4894% 5/1/12 (j)		1,770	1,743
			6,930
TOTAL MATERIALS			168,405
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.5%
Citizens Communications Co.:
7.875% 1/15/27		$ 6,530	$ 5,583
9% 8/15/31		7,395	6,471
Deutsche Telekom International Finance BV 6.625% 7/11/11 (j)	EUR	750	1,230
Embarq Corp.:
7.082% 6/1/16		1,116	1,057
7.995% 6/1/36		8,910	8,137
Indosat Finance Co. BV 7.75% 11/5/10		3,070	3,116
Intelsat Ltd.:
9.25% 6/15/16		5,045	5,095
11.25% 6/15/16		16,840	17,093
Level 3 Financing, Inc. 8.75% 2/15/17		9,925	7,469
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,289
NTL Cable PLC:
8.75% 4/15/14		5,995	5,351
9.125% 8/15/16		1,870	1,702
Qwest Corp. 7.5% 10/1/14		760	737
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	2,852	535
U.S. West Communications:
6.875% 9/15/33		16,798	13,438
7.25% 10/15/35		2,795	2,320
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	7,461
			92,084
Wireless Telecommunication Services - 1.7%
American Tower Corp. 7.125% 10/15/12		10,745	10,987
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	6,980
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	5,657
Cricket Communications, Inc.:
9.375% 11/1/14		6,460	6,105
9.375% 11/1/14 (g)		2,545	2,405
Digicel Group Ltd. 9.25% 9/1/12 (g)		1,880	1,866
Intelsat Subsidiary Holding Co. Ltd.:
8.25% 1/15/13		3,600	3,636
8.625% 1/15/15 (j)		4,445	4,489
MetroPCS Wireless, Inc. 9.25% 11/1/14		12,930	11,896
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Millicom International Cellular SA 10% 12/1/13		$ 19,300	$ 20,555
Nextel Communications, Inc.:
5.95% 3/15/14		7,985	5,909
7.375% 8/1/15		11,160	8,593
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		5,815	5,146
Telecom Personal SA 9.25% 12/22/10 (g)		11,970	12,314
			106,538
TOTAL TELECOMMUNICATION SERVICES			198,622
UTILITIES - 2.3%
Electric Utilities - 1.0%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,000	1,460
AES Gener SA 7.5% 3/25/14		3,410	3,598
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,556
Edison Mission Energy:
7.5% 6/15/13		13,680	13,988
7.75% 6/15/16		4,965	5,139
Energy Future Holdings:
10.875% 11/1/17 (g)		14,905	15,054
11.25% 11/1/17 pay-in-kind (g)		7,780	7,663
Intergen NV 9% 6/30/17 (g)		7,670	7,938
National Power Corp. 6.875% 11/2/16 (g)		5,930	5,989
			64,385
Gas Utilities - 0.6%
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		9,725	8,509
6.875% 11/4/11 (Reg. S)		7,480	7,330
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,605
8% 3/1/32		4,170	4,588
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		8,965	7,217
			35,249
Independent Power Producers & Energy Traders - 0.7%
AES Corp.:
7.75% 10/15/15		10,145	10,221
8% 10/15/17		13,560	13,679
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		$ 2,500	$ 438
6.4% 7/15/06 (c)		9,815	1,669
6.625% 11/15/05 (c)		2,200	374
6.725% 11/17/08 (c)(j)		684	123
6.75% 8/1/09 (c)		550	94
6.875% 10/15/07 (c)		1,330	226
6.95% 7/15/28 (c)		1,204	217
7.125% 5/15/07 (c)		235	40
7.375% 5/15/19 (c)		1,400	238
7.875% 6/15/03 (c)		235	40
9.125% 4/1/03 (c)		50	9
9.875% 6/5/03 (c)		4,720	802
NRG Energy, Inc.:
7.25% 2/1/14		5,370	5,276
7.375% 2/1/16		1,200	1,170
Reliant Energy, Inc.:
7.625% 6/15/14		4,630	4,584
7.875% 6/15/17		3,680	3,680
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,086	1,021
			43,901
Multi-Utilities - 0.0%
Aquila, Inc. 14.875% 7/1/12		1,615	1,986
Utilicorp United, Inc. 9.95% 2/1/11 (j)		39	40
Veolia Environnement 6.125% 10/29/37	GBP	700	1,335
			3,361
TOTAL UTILITIES			146,896
TOTAL NONCONVERTIBLE BONDS			1,878,574
TOTAL CORPORATE BONDS (Cost $1,966,798)			1,880,865
U.S. Government and Government Agency Obligations - 21.3%
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - 4.1%
Fannie Mae:
3.25% 2/10/10		$ 37,409	$ 38,064
3.625% 2/12/13		18,085	18,397
3.875% 12/10/09		59,500	61,080
4.75% 11/19/12		15,800	16,861
4.875% 5/18/12		8,000	8,561
5.125% 9/2/08		1,945	1,967
6% 5/15/11		15,000	16,399
6.625% 9/15/09		15,115	16,054
Federal Home Loan Bank:
4.5% 10/14/08		5,975	6,044
5.8% 9/2/08		1,680	1,704
Freddie Mac:
3.5% 5/29/13		30,500	30,702
3.625% 9/15/08		29,805	29,973
4.875% 2/17/09		2,851	2,915
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	5,343
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,414
4.974% 8/15/13		1,515	1,631
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		885	896
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			258,005
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Inflation-Indexed Notes 2% 4/15/12		28,601	30,782
U.S. Treasury Obligations - 16.7%
U.S. Treasury Bonds:
6.125% 8/15/29		120,150	150,441
6.25% 8/15/23		61,500	75,698
U.S. Treasury Notes:
1.75% 3/31/10 (h)		106,160	106,378
2% 2/28/10 (h)		109,842	110,596
2.125% 1/31/10		31,400	31,667
2.75% 2/28/13 (h)		240,976	244,129
3.5% 2/15/18		12,000	12,069
4.25% 8/15/15		4,000	4,358
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.25% 11/15/17		$ 73,000	$ 77,888
4.5% 4/30/12		8,000	8,692
4.75% 5/31/12		12,000	13,163
4.75% 8/15/17		162,002	179,240
5.125% 5/15/16		35,570	40,522
TOTAL U.S. TREASURY OBLIGATIONS			1,054,841
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,314,380)			1,343,628
U.S. Government Agency - Mortgage Securities - 11.8%

Fannie Mae - 9.0%
3.599% 9/1/33 (j)		653	653
3.718% 6/1/33 (j)		2,049	2,050
3.785% 6/1/33 (j)		2,220	2,210
3.887% 5/1/33 (j)		714	712
3.908% 5/1/34 (j)		1,123	1,123
3.928% 9/1/33 (j)		2,052	2,051
3.935% 5/1/34 (j)		785	785
3.957% 8/1/33 (j)		883	883
3.964% 9/1/33 (j)		1,215	1,213
3.999% 4/1/34 (j)		2,108	2,110
4% 9/1/13 to 5/1/20		4,567	4,482
4% 3/1/34 (j)		1,947	1,949
4.025% 3/1/34 (j)		3,905	3,905
4.026% 6/1/34 (j)		1,661	1,661
4.114% 4/1/34 (j)		2,439	2,434
4.116% 5/1/34 (j)		2,018	2,017
4.175% 9/1/33 (j)		1,327	1,327
4.189% 11/1/34 (j)		2,107	2,104
4.191% 6/1/34 (j)		1,865	1,865
4.255% 6/1/33 (j)		2,095	2,094
4.269% 8/1/33 (j)		911	909
4.31% 1/1/35 (j)		1,842	1,864
4.343% 10/1/19 (j)		234	236
4.373% 1/1/34 (j)		2,541	2,539
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.405% 10/1/33 (j)		$ 1,006	$ 1,021
4.428% 11/1/33 (j)		246	247
4.44% 1/1/34 (j)		1,062	1,059
4.457% 8/1/35 (j)		3,059	3,048
4.473% 12/1/34 (j)		118	119
4.487% 1/1/35 (j)		1,137	1,153
4.49% 3/1/35 (j)		5,392	5,402
4.5% 3/1/18 to 12/1/18		10,923	10,950
4.517% 5/1/35 (j)		2,319	2,322
4.558% 5/1/35 (j)		2,641	2,639
4.571% 1/1/35 (j)		1,799	1,824
4.612% 2/1/36 (j)		2,791	2,818
4.641% 8/1/35 (j)		2,274	2,289
4.644% 10/1/34 (j)		679	687
4.668% 6/1/35 (j)		705	705
4.687% 9/1/34 (j)		2,838	2,878
4.692% 2/1/35 (j)		3,017	3,063
4.709% 8/1/35 (j)		1,045	1,045
4.717% 2/1/35 (j)		1,429	1,451
4.721% 12/1/35 (j)		7,249	7,343
4.733% 5/1/35 (j)		1,342	1,345
4.75% 7/1/35 (j)		769	782
4.759% 8/1/34 (j)		3,351	3,353
4.76% 1/1/35 (j)		1,005	1,019
4.764% 3/1/35 (j)		1,216	1,235
4.769% 7/1/35 (j)		745	758
4.772% 12/1/35 (j)		754	755
4.788% 6/1/35 (j)		1,366	1,387
4.788% 7/1/35 (j)		944	960
4.807% 4/1/35 (j)		1,999	2,008
4.826% 9/1/34 (j)		893	904
4.832% 10/1/34 (j)		2,005	2,032
4.835% 9/1/34 (j)		1,939	1,965
4.845% 1/1/35 (j)		758	761
4.85% 7/1/34 (j)		943	948
4.854% 7/1/35 (j)		1,264	1,286
4.883% 5/1/35 (j)		327	333
4.884% 11/1/35 (j)		1,898	1,908
4.885% 10/1/35 (j)		269	269
4.904% 3/1/33 (j)		615	625
4.932% 8/1/34 (j)		1,937	1,964
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
4.95% 8/1/34 (j)		$ 1,006	$ 1,020
4.952% 3/1/35 (j)		1,091	1,109
4.971% 2/1/35 (j)		1,153	1,172
4.981% 11/1/35 (j)		1,632	1,637
4.996% 2/1/34 (j)		1,550	1,582
5% 1/1/14 to 12/1/37		206,311	204,599
5% 4/1/23 (i)		21,000	21,197
5% 1/1/38 (i)		38,000	37,626
5.019% 12/1/32 (j)		1,531	1,556
5.019% 5/1/35 (j)		2,667	2,716
5.037% 10/1/35 (j)		1,311	1,337
5.087% 7/1/34 (j)		355	360
5.097% 5/1/35 (j)		332	332
5.106% 10/1/35 (j)		741	757
5.128% 8/1/34 (j)		1,286	1,306
5.131% 10/1/35 (j)		797	812
5.137% 8/1/36 (j)		4,864	4,891
5.165% 3/1/36 (j)		2,509	2,562
5.204% 7/1/35 (j)		2,966	3,028
5.21% 5/1/35 (j)		1,076	1,097
5.264% 12/1/36 (j)		515	524
5.278% 7/1/35 (j)		5,580	5,691
5.294% 4/1/36 (j)		989	1,002
5.305% 3/1/36 (j)		6,815	6,972
5.312% 7/1/35 (j)		408	416
5.326% 2/1/36 (j)		162	163
5.357% 1/1/36 (j)		2,326	2,340
5.37% 2/1/36 (j)		1,538	1,548
5.37% 2/1/37 (j)		563	575
5.372% 3/1/37 (j)		7,141	7,271
5.395% 2/1/37 (j)		2,747	2,802
5.459% 2/1/37 (j)		3,805	3,892
5.485% 6/1/47 (j)		439	448
5.5% 5/1/11 to 6/1/20 (i)		53,586	55,082
5.523% 11/1/36 (j)		893	909
5.59% 2/1/36 (j)		658	675
5.616% 4/1/37 (j)		2,533	2,588
5.649% 4/1/36 (j)		2,552	2,619
5.665% 6/1/36 (j)		1,541	1,580
5.788% 5/1/36 (j)		610	626
5.79% 3/1/36 (j)		5,215	5,354
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
5.796% 1/1/36 (j)		$ 365	$ 375
5.826% 5/1/36 (j)		3,870	3,974
5.865% 6/1/35 (j)		2,351	2,410
5.884% 9/1/36 (j)		1,126	1,149
5.893% 12/1/36 (j)		954	982
5.923% 5/1/36 (j)		1,697	1,743
5.966% 5/1/36 (j)		640	659
6% 10/1/08 to 6/1/30		18,210	18,856
6.011% 4/1/36 (j)		10,319	10,613
6.104% 3/1/37 (j)		1,079	1,114
6.159% 4/1/36 (j)		1,105	1,139
6.224% 6/1/36 (j)		173	176
6.226% 3/1/37 (j)		330	341
6.5% 12/1/12 to 9/1/32		4,872	5,086
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		887	940
TOTAL FANNIE MAE			565,170
Freddie Mac - 2.8%
3.378% 7/1/33 (j)		1,793	1,783
3.986% 5/1/33 (j)		2,722	2,723
4% 5/1/19 to 11/1/20		5,059	4,930
4.004% 4/1/34 (j)		3,413	3,395
4.079% 7/1/35 (j)		1,396	1,392
4.17% 1/1/35 (j)		2,940	2,939
4.5% 2/1/18 to 8/1/33		6,220	6,207
4.641% 6/1/33 (j)		880	874
4.679% 5/1/35 (j)		1,879	1,869
4.697% 9/1/36 (j)		667	667
4.787% 2/1/36 (j)		273	277
4.807% 3/1/35 (j)		610	617
4.869% 10/1/35 (j)		1,190	1,196
4.949% 10/1/36 (j)		1,275	1,288
5% 3/1/18 to 7/1/19		19,935	20,283
5.022% 4/1/35 (j)		103	105
5.025% 4/1/35 (j)		2,268	2,312
5.027% 1/1/37 (j)		5,129	5,205
5.031% 7/1/35 (j)		3,303	3,350
5.112% 4/1/35 (j)		2,310	2,320
5.117% 7/1/35 (j)		895	912
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
5.267% 2/1/36 (j)		$ 60	$ 61
5.276% 12/1/33 (j)		2,349	2,355
5.332% 9/1/35 (j)		716	730
5.43% 3/1/37 (j)		426	433
5.493% 1/1/36 (j)		778	795
5.5% 8/1/14 to 6/1/20		36,400	37,463
5.515% 4/1/37 (j)		549	560
5.591% 3/1/36 (j)		4,283	4,375
5.754% 5/1/37 (j)		4,800	4,903
5.763% 10/1/35 (j)		297	304
5.77% 1/1/36 (j)		389	397
5.778% 3/1/37 (j)		2,270	2,313
5.794% 4/1/37 (j)		2,198	2,246
5.816% 5/1/37 (j)		2,669	2,725
5.829% 5/1/37 (j)		741	757
5.85% 5/1/37 (j)		410	419
5.851% 6/1/37 (j)		1,624	1,661
5.945% 4/1/36 (j)		7,590	7,782
6% 7/1/16 to 2/1/19		8,802	9,151
6.016% 6/1/36 (j)		769	789
6.042% 1/1/37 (j)		2,049	2,092
6.124% 12/1/36 (j)		5,098	5,207
6.141% 2/1/37 (j)		645	662
6.188% 7/1/36 (j)		2,933	3,019
6.224% 5/1/36 (j)		639	658
6.257% 6/1/37 (j)		443	456
6.287% 12/1/36 (j)		1,458	1,501
6.342% 7/1/36 (j)		819	844
6.417% 6/1/37 (j)		169	174
6.487% 9/1/36 (j)		3,804	3,929
6.5% 10/1/10 to 3/1/36		14,163	14,786
6.656% 8/1/37 (j)		1,219	1,260
7.581% 4/1/37 (j)		180	186
8.5% 3/1/20		11	11
TOTAL FREDDIE MAC			179,648
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		9	9
6.5% 4/15/26 to 5/15/26		42	45
7% 9/15/25 to 8/15/31		77	82
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Government National Mortgage Association - continued
7.5% 2/15/22 to 8/15/28		$ 128	$ 138
8% 9/15/26 to 12/15/26		24	26
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			300
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $730,344)			745,118
Asset-Backed Securities - 0.4%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.853% 5/25/16 (j)	EUR	500	729
Series 2007-1:
Class B, 4.934% 3/25/17 (j)	EUR	1,100	1,668
Class C, 5.114% 3/25/17 (j)	EUR	800	1,184
Auto ABS Compartiment Series 2006-1 Class B, 4.538% 7/25/17 (j)	EUR	1,000	1,429
Clock Finance BV Series 2007-1:
Class B2, 4.543% 2/25/15 (j)	EUR	700	965
Class C2, 4.723% 2/25/15 (j)	EUR	400	527
FCC SPARC Series 2007-1 Class D, 6.776% 7/15/10 (j)	EUR	500	774
Geldilux Ltd. Series 2007-TS Class C, 5.13% 9/8/14 (j)	EUR	400	546
GLS Ltd. Series 2006-1 Class C, 5.076% 7/15/14 (j)	EUR	500	740
Greene King Finance PLC Series A1, 6.3388% 6/15/31 (j)	GBP	1,000	1,806
Lambda Finance BV Series 2005-1X Class C1, 6.2713% 11/15/29 (j)	GBP	500	876
Leek Finance PLC:
Series 17X Class A2A, 6.235% 12/21/37 (j)	GBP	300	572
Series 18X Class BC, 5.064% 9/21/38 (j)	EUR	600	772
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.678% 1/30/40 (j)	EUR	400	599
Class D, 4.878% 1/30/40 (j)	EUR	550	810
Prime Bricks Series 2007-1:
Class B, 4.678% 1/30/40 (j)	EUR	550	826
Class C, 4.878% 1/30/40 (j)	EUR	450	661
Promise K 2006-1 GmbH Series I 2006-1 Class D, 5.099% 3/10/17 (j)	EUR	1,000	1,285
Provide Bricks Series 2007-1 Class B, 4.965% 1/30/40 (j)	EUR	1,400	2,083
Sedna Finance Corp. 5.284% 12/23/14 (j)	EUR	500	213
Asset-Backed Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Southern Gas Networks PLC Class A1, 4.686% 10/21/10 (j)	EUR	300	$ 463
Stichting Mars Series 2006 Class C, 4.692% 8/28/14 (j)	EUR	1,000	1,342
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	104
Volkswagen Car Lease Series 9 Class B, 4.477% 4/21/12 (Reg. S) (j)	EUR	418	646
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 7.1719% 10/25/45 (j)	GBP	754	1,196
TOTAL ASSET-BACKED SECURITIES (Cost $21,987)			22,816
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 0.2%
Arkle Master Issuer PLC:
floater Series 2006-1X Class 5M1, 4.625% 2/17/52 (j)	EUR	800	1,092
Series 2006-1X Class 2C, 4.705% 2/17/52 (j)	EUR	950	1,463
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1X Class DC, 5.021% 4/12/56 (j)	EUR	650	911
EPIC PLC Series BROD Class D, 4.891% 1/22/16 (j)	EUR	400	597
Holmes Financing No. 8 PLC floater Series 3 Class C, 5.426% 7/15/40 (j)	EUR	500	784
RMAC PLC Series 2005-NS4X Class M2A, 6.33% 12/12/43 (j)	GBP	1,700	3,128
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.07% 6/12/44 (j)	GBP	1,250	2,225
Shield BV Series 1 Class C, 5.043% 1/20/14 (j)	EUR	1,500	2,144
TOTAL PRIVATE SPONSOR			12,344
U.S. Government Agency - 3.2%
Fannie Mae:
floater Series 2007-95 Class A1, 2.8488% 8/27/36 (j)		10,882	10,806
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,968
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		1,352	1,380
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
Series 2002-11:
Class QC, 5.5% 3/25/17		$ 3,246	$ 3,314
Class UC, 6% 3/25/17		2,337	2,413
Series 2002-18 Class PC, 5.5% 4/25/17		4,075	4,166
Series 2002-61 Class PG, 5.5% 10/25/17		4,712	4,840
Series 2002-71 Class UC, 5% 11/25/17		7,520	7,611
Series 2002-9 Class PC, 6% 3/25/17		232	238
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,906
Class PE, 4% 11/25/18		1,515	1,460
Series 2003-122 Class OL, 4% 12/25/18		2,120	2,055
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,552
Series 2003-70 Class BJ, 5% 7/25/33		890	858
Series 2003-85 Class GD, 4.5% 9/25/18		3,190	3,188
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,976
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,414
Class KD, 4.5% 7/25/18		3,035	3,070
Series 2005-52 Class PB, 6.5% 12/25/34		4,170	4,300
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		809	827
Series 2003-18 Class EY, 5% 6/25/17		3,213	3,257
Series 2004-95 Class AN, 5.5% 1/25/25		2,034	2,073
Series 2005-117, Class JN, 4.5% 1/25/36		808	731
Series 2005-29 Class KA, 4.5% 2/25/35		2,674	2,515
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,630
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,554
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		414	424
Series 2115 Class PE, 6% 1/15/14		172	178
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 3.3175% 1/15/30 (j)		5,791	5,752
Series 2630 Class FL, 3.3175% 6/15/18 (j)		104	105
Series 2861 Class GF, 3.1175% 1/15/21 (j)		3,636	3,619
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		868	894
Series 2378 Class PE, 5.5% 11/15/16		4,949	5,069
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2381 Class OG, 5.5% 11/15/16		$ 695	$ 711
Series 2390 Class CH, 5.5% 12/15/16		2,252	2,306
Series 2425 Class JH, 6% 3/15/17		1,200	1,241
Series 2628:
Class OE, 4.5% 6/15/18		1,630	1,641
Class OP, 3.5% 11/15/13		714	711
Series 2695 Class DG, 4% 10/15/18		3,865	3,745
Series 2770 Class UD, 4.5% 5/15/17		5,845	5,929
Series 2773 Class EG, 4.5% 4/15/19		14,395	14,254
Series 2831 Class PB, 5% 7/15/19		3,990	4,021
Series 2866 Class XE, 4% 12/15/18		4,450	4,446
Series 2996 Class MK, 5.5% 6/15/35		844	868
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		1,216	1,248
Series 2467 Class NB, 5% 7/15/17		1,610	1,635
Series 2546 Class C, 5% 12/15/17		2,679	2,716
Series 2569 Class HB, 5% 9/15/16		5,214	5,283
Series 2570 Class CU, 4.5% 7/15/17		330	331
Series 2572 Class HK, 4% 2/15/17		478	477
Series 2617 Class GW, 3.5% 6/15/16		363	363
Series 2627:
Class BG, 3.25% 6/15/17		221	215
Class KP, 2.87% 12/15/16		226	220
Series 2685 Class ND, 4% 10/15/18		1,745	1,692
Series 2773 Class TA, 4% 11/15/17		2,797	2,801
Series 2849 Class AL, 5% 5/15/18		1,473	1,495
Series 2860 Class CP, 4% 10/15/17		414	414
Series 2930 Class KT, 4.5% 2/15/20		7,833	7,564
Series 2937 Class HJ, 5% 10/15/19		1,584	1,608
Series 3266:
Class C, 5% 2/15/20		1,543	1,567
Class D, 5% 1/15/22		15,423	15,492
Series 3401 Class EB, 5% 12/15/22		1,823	1,783
Series 2564 Class BQ, 5.5% 10/15/17		2,834	2,900
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,137
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2863 Class DB, 4% 9/15/14		$ 253	$ 251
Series 2975 Class NA, 5% 7/15/23		1,302	1,320
TOTAL U.S. GOVERNMENT AGENCY			198,528
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $205,422)			210,872
Commercial Mortgage Securities - 0.3%

Bruntwood Alpha PLC Series 2007-1 Class C, 6.7831% 1/15/17 (j)	GBP	700	1,266
Canary Wharf Finance II plc Series 3MUK Class C2, 6.8256% 10/22/37 (j)	GBP	1,000	1,576
European Property Capital Series 4 Class C, 5.8525% 7/20/14 (j)	GBP	297	555
German Residential Asset Note Distributor PLC Series 1 Class A, 4.893% 7/20/16 (j)	EUR	1,310	2,016
JLOC 36 LLC Reg. S:
Class A1, 1.1425% 2/16/16 (j)	JPY	84,670	843
Class B, 1.1313% 2/16/16 (j)	JPY	86,500	853
JLOC 37 LLC (Reg. S) Series X Class B1, 1.3819% 1/15/15 (j)	JPY	92,796	920
Opera Finance (CMH) PLC Class B, 4.876% 1/15/15 (j)	EUR	1,100	1,612
Opera Finance PLC 6.5294% 7/31/13 (j)	GBP	983	1,868
Paris Prime Community Real Estate Series 2006-1 Class B, 4.903% 4/22/14 (g)(j)	EUR	1,000	1,438
Real Estate Capital Foundation Ltd. Series 3 Class A, 6.4931% 7/15/16 (j)	GBP	2,000	3,454
Rivoli Pan Europe PLC Series 2006-1 Class B 4.654% 8/3/18 (j)	EUR	650	885
Silver Maple Investment Co. Ltd. Class 2A, 4.765% 4/30/14 (j)	EUR	700	1,003
Skyline BV Series 2007-1 Class D, 5.463% 7/22/43 (j)	EUR	1,100	1,372
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,139)			19,661
Foreign Government and Government Agency Obligations - 21.5%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt 8.75% 7/18/12 (g)	EGP	18,200	$ 3,385
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		4,406	3,624
3% 4/30/13 (j)		18,810	15,413
3.092% 8/3/12 (j)		9,922	8,410
7% 3/28/11		62,535	56,521
7% 9/12/13		42,665	35,000
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	2,046
Banco Central del Uruguay:
value recovery A rights 1/2/21 (k)		1,000,000	0
value recovery B rights 1/2/21 (k)		750,000	0
Brazilian Federative Republic:
6% 9/15/13		1,558	1,556
7.125% 1/20/37		5,850	6,300
8.25% 1/20/34		6,400	7,664
8.75% 2/4/25		5,165	6,353
10% 1/1/10	BRL	2,607	1,412
12.25% 3/6/30		8,910	14,791
12.75% 1/15/20		4,385	6,819
British Columbia Province 5.7% 6/18/29	CAD	12,000	13,463
Canadian Government:
3.75% 6/1/12	CAD	72,100	72,542
4% 6/1/17	CAD	70,000	71,207
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		2,181	2,067
warrants 11/15/20 (a)(k)		2,750	635
Chilean Republic 5.5% 1/15/13		1,940	2,051
Colombian Republic:
7.375% 9/18/37		6,600	7,079
11.75% 2/25/20		1,770	2,611
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (g)		3,090	2,789
Dominican Republic:
5.7188% 8/30/24 (j)		4,323	4,199
9.04% 1/23/18 (g)		7,837	8,268
9.5% 9/27/11		4,031	4,222
Ecuador Republic:
10% 8/15/30 (Reg. S)		10,190	9,884
euro par 5% 2/28/25		1,580	1,074
French Republic:
stripped principal 0% 10/25/17		30,000	32,057
3.15% 7/25/32	EUR	7,801	14,539
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
French Republic: - continued
3.75% 1/12/13	EUR	38,000	$ 59,885
4.25% 4/25/19	EUR	8,500	13,449
Gabonese Republic 8.2% 12/12/17 (g)		10,535	11,062
German Federal Republic:
3.75% 1/4/15	EUR	50,000	78,816
4% 12/11/09	EUR	16,280	25,853
4% 1/4/37	EUR	25,800	37,145
4.25% 10/12/12	EUR	23,300	37,719
Ghana Republic 8.5% 10/4/17 (g)		6,575	6,830
Greek Government 4.1% 8/20/12	EUR	12,500	19,721
Indonesian Republic:
6.625% 2/17/37 (g)		3,550	3,284
6.75% 3/10/14 (Reg. S)		2,650	2,783
6.875% 1/17/18 (g)		1,925	2,021
7.5% 1/15/16 (g)		1,815	1,969
7.75% 1/17/38 (g)		4,235	4,383
8.5% 10/12/35		2,640	2,970
Islamic Republic of Pakistan:
6.75% 2/19/09		9,380	9,263
7.125% 3/31/16 (g)		3,375	2,936
Italian Republic:
4% 2/1/37	EUR	12,000	16,301
4.25% 10/15/12	EUR	12,500	19,969
6% 5/1/31	EUR	2,030	3,682
Japan Government:
0.5% 7/20/20 (j)	JPY	825,000	7,613
0.92% 11/20/20 (j)	JPY	3,100,000	29,304
1.1% 12/20/12	JPY	650,000	6,628
1.3% 9/20/12	JPY	1,800,000	18,512
1.5% 3/20/14	JPY	3,185,000	33,264
2.1% 9/20/27	JPY	1,000,000	10,069
2.5% 9/20/37	JPY	3,200,000	32,779
Real Return Bond 1.1% 12/10/16	JPY	3,902,790	39,093
Lebanese Republic:
7.125% 3/5/10		1,140	1,117
7.875% 5/20/11 (Reg. S)		4,500	4,371
8.1563% 11/30/09 (g)(j)		2,180	2,147
8.1563% 11/30/09 (Reg. S) (j)		9,470	9,328
8.625% 6/20/13 (Reg. S)		5,130	5,066
10.125% 8/6/08		8,350	8,413
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Peruvian Republic:
0% 1/5/09	PEN	4,100	$ 1,448
3% 3/7/27 (f)		900	696
Philippine Republic:
9.5% 2/2/30		5,355	6,995
9.875% 1/15/19		2,350	3,020
10.625% 3/16/25		5,075	7,092
Republic of Fiji 6.875% 9/13/11		3,310	2,913
Republic of Serbia 3.75% 11/1/24 (f)(g)		3,085	2,830
Russian Federation:
7.5% 3/31/30 (g)		3,842	4,423
7.5% 3/31/30 (Reg. S)		42,848	49,328
12.75% 6/24/28 (Reg. S)		7,325	13,212
Turkish Republic:
6.75% 4/3/18		7,660	7,603
6.875% 3/17/36		11,960	10,734
7% 9/26/16		5,615	5,741
7.25% 3/5/38		4,100	3,859
7.375% 2/5/25		7,355	7,355
11.875% 1/15/30		5,375	7,982
14% 1/19/11	TRY	2,885	1,950
UK Treasury GILT:
stripped principal 0% 3/7/18		49,500	63,745
4.25% 3/7/36	GBP	12,430	24,109
5.75% 12/7/09	GBP	4,800	9,821
8.75% 8/25/17	GBP	11,750	31,081
Ukraine Government:
6.385% 6/26/12		1,980	2,000
6.75% 11/14/17 (g)		13,030	12,850
United Mexican States:
6.75% 9/27/34		1,125	1,253
7.5% 4/8/33		3,445	4,173
8.3% 8/15/31		3,870	5,075
Uruguay Republic:
5% 9/14/18	UYU	34,846	1,862
8% 11/18/22		3,792	4,057
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		3,260	121
4.8938% 4/20/11 (j)		9,455	7,989
7% 3/31/38		3,295	2,295
8.5% 10/8/14		9,900	9,182
9.25% 9/15/27		20,030	19,029
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Venezuelan Republic: - continued
9.375% 1/13/34		$ 4,280	$ 3,970
10.75% 9/19/13		15,383	15,806
13.625% 8/15/18		7,600	9,234
Vietnamese Socialist Republic par 4% 3/12/28 (f)		1,890	1,635
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,311,370)			1,352,194
Supranational Obligations - 0.0%

Inter-American Development Bank 6.625% 4/17/17 (Cost $1,725)	PEN	5,600	2,035
Common Stocks - 0.2%
		Shares
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Intermet Corp. (a)(l)		113,725	0
Remy International, Inc. (a)		40,800	1,102
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		165,925	1,634
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)		6	0
TOTAL CONSUMER DISCRETIONARY			2,736
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. (a)		593,040	5,100
Northwest Airlines Corp. (a)		136,005	1,185
			6,285
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. warrants 2/1/11 (a)(l)		546,000	8
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)		895	2
Common Stocks - continued
		Shares	Value (000s)
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		7,275	$ 164
TOTAL COMMON STOCKS (Cost $16,882)			9,195
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		6,600	333
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%		1,615	1,131
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%		119	0
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		5,078	6,348
TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,479
TOTAL PREFERRED STOCKS (Cost $7,531)			7,812
Floating Rate Loans - 2.7%
		Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Lear Corp. term loan 6.76% 4/25/12 (j)		$ 2,448	2,252
Automobiles - 0.2%
AM General LLC:
Tranche B, term loan 6.7423% 9/30/13 (j)		3,505	3,093
6% 9/30/12 (j)		132	117
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Automobiles - continued
Ford Motor Co. term loan 5.8% 12/15/13 (j)		$ 12,826	$ 10,518
General Motors Corp. term loan 7.0556% 11/29/13 (j)		970	859
			14,587
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 9.2669% 3/1/12 (j)		4,150	3,237
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 4.9316% 2/16/14 (j)		143	113
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 4.92% 6/14/13 (j)		41	31
term loan 5% 6/14/14 (j)		479	367
Six Flags, Inc. Tranche B, term loan 4.99% 4/30/15 (j)		725	587
			1,098
Media - 0.2%
Advanstar, Inc. Tranche 2LN, term loan 7.6713% 11/30/14 (j)		380	266
Discovery Communications, Inc. term loan 4.6963% 5/14/14 (j)		1,042	959
PanAmSat Corp. term loan:
9.25% 8/15/14		5,255	4,734
9.25% 6/15/16		4,515	3,933
			9,892
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 4.7581% 4/6/13 (j)		2,008	1,857
Specialty Retail - 0.2%
Claire's Stores, Inc. term loan 5.8287% 5/29/14 (j)		4,417	3,268
Michaels Stores, Inc. term loan 5.3447% 10/31/13 (j)		5,111	4,242
Sally Holdings LLC Tranche B, term loan 5.6% 11/16/13 (j)		739	681
Toys 'R' US, Inc. term loan 6.26% 12/9/08 (j)		6,110	5,438
			13,629
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 6.9938% 3/5/14 (j)		$ 1,650	$ 1,596
Tranche B 1LN, term loan 4.8908% 9/5/13 (j)		3,703	3,564
			5,160
TOTAL CONSUMER DISCRETIONARY			51,712
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 4.9123% 6/5/13 (j)		1,096	1,047
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 4.7% 6/4/14 (j)		2,700	2,437
TOTAL CONSUMER STAPLES			3,484
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 4.7038% 1/12/14 (j)		568	537
Helix Energy Solutions Group, Inc. term loan 5.7932% 7/1/13 (j)		693	662
			1,199
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (j)		532	473
Tranche D, term loan 7.98% 12/28/13 (j)		1,726	1,536
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (j)		4,370	4,315
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 4.57% 10/31/12 (j)		540	513
term loan 6.83% 10/31/12 (j)		957	909
Venoco, Inc. Tranche 2LN, term loan 7.125% 5/7/14 (j)		410	349
			8,095
TOTAL ENERGY			9,294
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
MGM Holdings II, Inc. Tranche B, term loan 5.9463% 4/8/12 (j)		2,264	1,788
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Realogy Corp.:
Credit-Linked Deposit 7.9663% 10/10/13 (j)		$ 1,796	$ 1,428
Tranche B, term loan 7.505% 10/10/13 (j)		6,670	5,303
			6,731
TOTAL FINANCIALS			8,519
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. term loan:
5.9463% 4/26/15 (j)		702	685
6.5106% 4/26/15 (j)(m)		176	172
			857
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 5.335% 7/25/14 (j)		5,941	5,466
Tranche DD, term loan 0% 7/25/14 (j)(m)		304	280
Health Management Associates, Inc. Tranche B, term loan 4.4463% 2/28/14 (j)		933	807
			6,553
TOTAL HEALTH CARE			7,410
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 7.3963% 2/21/13 (j)		85	73
Tranche 2LN, term loan 11.6463% 2/21/14 (j)		140	115
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 4.95% 9/29/13 (j)		165	156
Tranche 2LN, term loan 8.45% 3/28/14 (j)		70	65
			409
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (j)		210	199
term loan 4.3294% 3/28/14 (j)		349	331
ARAMARK Corp.:
Credit-Linked Deposit 6.71% 1/26/14 (j)		126	118
term loan 4.5713% 1/26/14 (j)		1,990	1,856
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 9.2375% 2/7/15 (j)		$ 650	$ 514
			3,018
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 4.73% 10/3/12 (j)		97	89
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (j)		53	51
Dresser, Inc.:
Tranche 2LN, term loan 8.82% 5/4/15 pay-in-kind (j)		4,050	3,665
Tranche B 1LN, term loan 5.5565% 5/4/14 (j)		530	496
Navistar International Corp.:
term loan 6.5013% 1/19/12 (j)		2,310	1,998
Credit-Linked Deposit 6.8812% 1/19/12 (j)		840	727
			6,937
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.4038% 11/30/14 (j)		810	547
VWR Funding, Inc. term loan 5.2% 6/29/14 (j)		1,440	1,202
			1,749
TOTAL INDUSTRIALS			12,202
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (j)		5,246	4,760
Tranche B-A1, term loan 7.455% 10/1/14 (j)		1,507	1,368
Tranche B-B, term loan 7.455% 10/1/12 (j)		6,073	5,648
			11,776
IT Services - 0.0%
Affiliated Computer Services, Inc. Tranche B2, term loan 4.8195% 3/20/13 (j)		3,601	3,439
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. term loan 5.01% 12/1/13 (j)		11,842	10,006
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 4.9463% 6/11/14 (j)		$ 3,902	$ 3,122
Tranche 2LN, term loan 8.4463% 6/11/15 (j)		1,370	959
Open Solutions, Inc. term loan 5.845% 1/23/14 (j)		238	195
			4,276
TOTAL INFORMATION TECHNOLOGY			29,497
MATERIALS - 0.3%
Chemicals - 0.0%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 4.8694% 4/2/13 (j)		206	174
term loan 6.4788% 4/2/14 (j)		1,125	1,054
Momentive Performance Materials, Inc. Tranche B1, term loan 4.9375% 12/4/13 (j)		1,016	902
			2,130
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 5.095% 4/3/15 (j)		4,861	4,132
Metals & Mining - 0.1%
Aleris International, Inc. term loan 4.6291% 12/19/13 (j)		2,785	2,297
Novelis Corp. term loan 4.7% 7/6/14 (j)		4,466	3,986
			6,283
Paper & Forest Products - 0.1%
Boise Paper Holdings LLC Tranche 2LN, term loan 9.625% 2/22/15 (j)		7,260	6,861
TOTAL MATERIALS			19,406
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
Intelsat Bermuda Ltd. term loan 5.64% 2/1/14 (j)		1,880	1,873
Paetec Communications, Inc. Tranche B, term loan 5.23% 2/28/13 (j)		308	288
Wind Telecomunicazioni SpA:
term loan 11.2013% 12/12/11 pay-in-kind (j)		4,470	3,832
Tranche 2, term loan 11.32% 3/21/15 (j)		2,840	2,812
Floating Rate Loans - continued
		Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni SpA: - continued
Tranche B, term loan 5.01% 9/21/13 (j)		$ 1,280	$ 1,203
Tranche C, term loan 5.76% 9/21/14 (j)		1,280	1,203
			11,211
Wireless Telecommunication Services - 0.1%
Intelsat Subsidiary Holding Co. Ltd. term loan:
8.5% 1/15/13		3,655	3,325
8.875% 1/15/15		5,100	4,485
Leap Wireless International, Inc. Tranche B, term loan 5.6963% 6/16/13 (j)		619	587
MetroPCS Wireless, Inc. Tranche B, term loan 5.3173% 11/3/13 (j)		1,438	1,319
			9,716
TOTAL TELECOMMUNICATION SERVICES			20,927
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (j)		4,209	3,935
4.35% 2/1/13 (j)		2,055	1,922
			5,857
TOTAL FLOATING RATE LOANS (Cost $187,701)			168,308
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation - Deutsche Bank 1.407% 3/28/13 (j) (Cost $541)	JPY	67,150	606
Fixed-Income Funds - 2.4%
		Shares
Fidelity Floating Rate Central Fund (Cost $172,816) (n)		1,724,798	153,283
Preferred Securities - 0.8%
		Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		16,075	$ 16,731
Net Servicos de Comunicacao SA 9.25% (g)		7,635	7,967
			24,698
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Pemex Project Funding Master Trust 7.75%		24,144	24,558
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)		1,300	1,599
MUFG Capital Finance 3 Ltd. 2.68% (j)		150,000	1,506
			3,105
TOTAL PREFERRED SECURITIES (Cost $51,479)			52,361
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $104)	8,380	230
Money Market Funds - 10.4%
	Shares
Fidelity Cash Central Fund, 2.69% (b) (Cost $653,740)	653,740,427	653,740
Cash Equivalents - 0.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $37,147)	$ 37,148	37,147
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $6,699,106)		6,659,871
NET OTHER ASSETS - (5.8)%		(363,843)
NET ASSETS - 100%		$ 6,296,028
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	$ 22,000	$ 906
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $390,345,000 or 6.2% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(k) Quantity represents share amount.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAT Holdings Ltd. warrants 2/1/11	11/15/07	$ 0
Intermet Corp.	1/7/05 - 1/13/05	$ 2,153

(m) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $392,000 and $362,000, respectively. The coupon rate will be determined at time of settlement.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$37,147,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 6,692
Barclays Capital, Inc.	12,266
Lehman Brothers, Inc.	18,189
$ 37,147
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,797
Fidelity Floating Rate Central Fund	4,244
Total	$ 10,041
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 313,392	$ 3,000	$ 139,169	$ 153,283	6.4%
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 6,659,871	$ 816,208	$ 5,842,960	$ 703
Other Financial Instruments*	$ 906	$ -	$ 906	$ -
* Other financial instruments include swaps.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 435
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(588)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	856
Ending Balance	$ 703

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $6,691,093,000. Net unrealized depreciation aggregated $31,222,000, of which $165,033,000 related to appreciated investment securities and $196,255,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008